Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties $ in Thousands	Jun. 30, 2022 USD ($) m²	Jun. 30, 2021 USD ($) m²
Commercial building [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	+/- 10	+/- 10
Average price per square meter (in Square Meters) | m²	852	971
Impact on interim condensed consolidated statement of income for the change in price per square meter, Increase	$ 1,524	$ 1,735
Impact on interim condensed consolidated statement of income for the change in price per square meter, Decrease	$ (1,524)	$ (1,735)
Lands [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	+/- 10	+/- 10
Average price per square meter (in Square Meters) | m²	150	188
Impact on interim condensed consolidated statement of income for the change in price per square meter, Increase	$ 41	$ 141
Impact on interim condensed consolidated statement of income for the change in price per square meter, Decrease	$ (41)	$ (141)